Financial liabilities at amortized cost – borrowing, financing and securitized borrowings	12 Months Ended
Dec. 31, 2021
Financial Liabilities At Amortized Cost Borrowing Financing And Securitized Borrowings
Financial liabilities at amortized cost – borrowing, financing and securitized borrowings

20. Financial liabilities at amortized cost – borrowing, financing and securitized borrowings

	2021	2020

Borrowings sand financing	147,243	97,454
Securitized borrowings	10,011	79,742
Total	157,254	177,196

a) Borrowings and financings

Borrowings and financings maturities are as follows:

	2021
	Up to 3 months	3 to 12 months	Over 12 months	Total
Borrowings and financings
Bills of exchange (ii)	7,728	2,672	-	10,400
Term loan credit facility (iii)	3,064	10,113	123,666	136,843
Total borrowings and financings	10,792	12,785	123,666	147,243

	2020
	Up to 3 months	3 to 12 months	Over 12 months	Total
Borrowings and financings
Financial letter (i)	-	60,126	-	60,126
Bills of exchange (ii)	5,620	1,588	10,476	17,684
Term loan credit facility (iii)	-	254	19,390	19,644
Total borrowings and financings	5,620	61,968	29,866	97,454

(i)	In June 2019, the Group issued a floating interest rate note in R$ in the amount equivalent to US$76,000 on the issuance date. The note was fully paid in June 2021.
(ii)	Corresponds to fixed and floating rate bills of exchange in the amount equivalent to US$12,941 on the issuance date, with maturity dates between January and July 2022 and interest on floating rates as of December 31, 2021, between 115% and 118% (113% and 119% as of December 31, 2020) of the Brazilian CDI and between 8.35% and 9.09% for the fixed rate bills as of December 31, 2021, and 2020.
(iii)	Corresponds to three term loan credit facilities obtained by subsidiary Nu Servicios, in Mexican pesos, from:

a)	Bank of America México, S.A., Institución de Banca Múltiple (“BofA”) in the amount equivalent to US$30,000 on the issuance dates, with interest equivalent to 6.3% per annum (Mexican Interbanking Equilibrium Interest Rate (“TIIE”) + 1.40%) and maturity date in July 2023.
b)	JPMorgan México ("JP Morgan") in the total amount equivalent to US$80,000 on the issuance dates, with interest from 6.1% to 6.9% per annum (TIIE + 1.0% and TIIE + 1.45%, respectively). The maturity dates are November 2022 and July 2024.
c)	Goldman Sachs in the amount equivalent to US$25,000 on the issuance dates, with interest equivalent to 6.1% per annum (TIIE + 1.18%) and maturity date in January 2024.

Changes to borrowings and financings are as follows:

	2021
	Financial letter	Bills of exchange	Term loan credit facility	Total

Balance at beginning of the year	60,126	17,684	19,644	97,454
New borrowings	-	-	116,349	116,349
Payments – principal	(54,151)	(6,372)	-	(60,523)
Payments – interest	(4,548)	(600)	(1,908)	(7,056)
Interest accrued	776	683	4,766	6,225
Effect of changes in exchange rates (OCI)	(2,203)	(995)	(2,008)	(5,206)
Balance at end of the year	-	10,400	136,843	147,243

	2020
	Financial letter	Bank credit bill	Bills of exchange	Term loan credit facility	Total

Balance at beginning of the year	77,061	34,183	22,157	-	133,401
New borrowings	-	-	-	17,974	17,974
Payments – principal	(1,508)	(26,148)	(237)	-	(27,893)
Payments – interest	(45)	(1,279)	(24)	-	(1,348)
Interest accrued	1,936	743	770	236	3,685
Effect of changes in exchange rates (OCI)	(17,318)	(7,499)	(4,982)	1,434	(28,365)
Balance at end of the year	60,126	-	17,684	19,644	97,454

	2019
	Financial letter	Bank credit bill	Bills of exchange	Total

Balance at beginning of the year	-	50,386	313	50,699
New borrowings	76,061	63,384	21,132	160,577
Payments – principal	-	(78,185)	-	(78,185)
Payments – interest	-	(2,654)	-	(2,654)
Interest accrued	2,684	2,886	1,201	6,771
Effect of changes in exchange rates (OCI)	(1,684)	(1,634)	(489)	(3,807)
Balance at end of the year	77,061	34,183	22,157	133,401

Guarantees

The Company, together with its subsidiary Nu Pagamentos, are guarantors to the abovementioned loan agreements between Nu Servicios and BofA, JP Morgan and Goldman Sachs, as well as to the deliverable forward contracts described on note 16. The total amount of the guarantees is US$171,000 as of December 31, 2021.

b) Securitized borrowings

Securitized borrowings maturities are as follows:

	2021
	Until 3 months	Total
Securitized borrowings
3rd series	10,011	10,011
Total securitized borrowings	10,011	10,011

	2020
	Until 3 months	3-12 months	Over 12 months	Total
Securitized borrowings
2nd series	1,214	3,623	-	4,837
3rd series	16,128	48,091	10,686	74,905
Total securitized borrowings	17,342	51,714	10,686	79,742

Securitized borrowings correspond to senior quotas issued by FIDC Nu, with maturity dates until February 2022 and interest rates of Brazilian CDI + 4% for 2nd series and Brazilian CDI + 1.1% for 3rd series. Senior notes of 1st series were fully settled in 2020 and 2nd series were fully settled in 2021. The subsidiary Nu Pagamentos is the holder of the subordinated quotas. The underlying assets of the FIDC correspond to credit card receivables.

As of December 31, 2021, FIDC Nu had receivables in the amount equivalent to US$10,421 (US$56,989 on December 31, 2020). These assets are not available for transfer to settle liabilities in other entities of the Group.

Changes to securitized borrowings are as follows:

	2021	2020	2019
Balance at beginning of the year	79,742	169,925	64,715
New borrowings	-	-	126,768
Interest accrued	1,904	4,633	11,846
Payments – principal	(66,403)	(52,172)	(16,835)
Payments – interest	(1,976)	(4,819)	(11,717)
Effect of changes in exchange rates (OCI)	(3,256)	(37,825)	(4,852)
Balance at end of the year	10,011	79,742	169,925